S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Nov. 06, 2025
Direct or Indirect Material Interest Holder Mr.Menachem Shalom [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	indirect material interest in our sponsor. The non-managing sponsor investors, have expressed an interest to purchase non-managing membership interests in our sponsor, reflecting interests in an aggregate of 165,000 of the 255,000 private placement units at $10.00 per unit to be purchased by our sponsor and an aggregate of 1,999,998 founder shares a nominal purchase price ($0.003 per share), in a private placement that will close simultaneously with this offering. See “Summary — The Offering — Private placement units and constituent securities.” In addition, our independent directors will each receive, for their services as a director, an indirect interest in 20,000 founder shares and our chief financial officer will receive an indirect interest in 10,000 founder shares (70,000 founder shares in the aggregate) through membership interests in our sponsor but will have no right to control the sponsor or participate in any decision regarding the disposal of any security held by the sponsor, or otherwise. Other than our management team